LVIP Delaware U.S. Growth Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.49%
Aerospace & Defense–0.22%
Lockheed Martin Corp.	2,080	$ 918,112
		918,112
Air Freight & Logistics–0.17%
Expeditors International of Washington, Inc.	6,846	706,233
		706,233
Automobiles–2.89%
†Tesla, Inc.	10,967	11,818,039
		11,818,039
Biotechnology–3.00%
AbbVie, Inc.	3,284	532,370
†Incyte Corp.	38,541	3,060,926
†Moderna, Inc.	18,058	3,110,671
†Vertex Pharmaceuticals, Inc.	21,360	5,574,319
		12,278,286
Capital Markets–1.29%
Blackstone, Inc.	41,614	5,282,481
		5,282,481
Consumer Finance–0.66%
American Express Co.	14,418	2,696,166
		2,696,166
Diversified Consumer Services–0.34%
†frontdoor, Inc.	47,252	1,410,472
		1,410,472
Electrical Equipment–0.47%
†Generac Holdings, Inc.	6,473	1,924,164
		1,924,164
Entertainment–0.44%
†Netflix, Inc.	1,894	709,473
†Take-Two Interactive Software, Inc.	7,036	1,081,715
		1,791,188
Food & Staples Retailing–2.44%
Costco Wholesale Corp.	17,378	10,007,121
		10,007,121
Health Care Equipment & Supplies–1.32%
†Intuitive Surgical, Inc.	17,889	5,396,754
		5,396,754
Health Care Providers & Services–3.29%
McKesson Corp.	21,074	6,451,384
†Molina Healthcare, Inc.	17,230	5,747,756
UnitedHealth Group, Inc.	2,514	1,282,064
		13,481,204
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology–0.88%
†Veeva Systems, Inc. Class A	16,898	$ 3,590,149
		3,590,149
Hotels, Restaurants & Leisure–2.36%
†Booking Holdings, Inc.	1,427	3,351,238
Domino's Pizza, Inc.	3,454	1,405,812
Starbucks Corp.	54,179	4,928,664
		9,685,714
Household Durables–0.42%
Tempur Sealy International, Inc.	61,403	1,714,372
		1,714,372
Interactive Media & Services–11.74%
†Alphabet, Inc. Class C	5,197	14,515,169
†Alphabet, Inc. Class A	6,758	18,796,363
†Match Group, Inc.	12,219	1,328,694
†Meta Platforms, Inc. Class A	53,858	11,975,865
†Pinterest, Inc. Class A	58,938	1,450,464
		48,066,555
Internet & Direct Marketing Retail–4.65%
†Amazon.com, Inc.	5,309	17,307,075
†DoorDash, Inc. Class A	5,516	646,420
†Etsy, Inc.	8,873	1,102,736
		19,056,231
IT Services–6.97%
†EPAM Systems, Inc.	5,022	1,489,575
Genpact Ltd.	58,631	2,551,035
Mastercard, Inc. Class A	30,905	11,044,829
†PayPal Holdings, Inc.	41,517	4,801,441
Visa, Inc. Class A	38,972	8,642,821
		28,529,701
Life Sciences Tools & Services–0.46%
†Avantor, Inc.	55,691	1,883,470
		1,883,470
Machinery–1.07%
Caterpillar, Inc.	19,701	4,389,777
		4,389,777
Media–1.08%
†Charter Communications, Inc. Class A	8,088	4,412,166
		4,412,166
Oil, Gas & Consumable Fuels–1.35%
Cheniere Energy, Inc.	39,807	5,519,241
		5,519,241
LVIP Delaware U.S. Growth Fund–1

LVIP Delaware U.S. Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Paper & Forest Products–0.58%
Louisiana-Pacific Corp.	37,973	$ 2,358,883
		2,358,883
Professional Services–0.06%
Robert Half International, Inc.	2,252	257,133
		257,133
Road & Rail–1.24%
Old Dominion Freight Line, Inc.	12,542	3,746,044
†Uber Technologies, Inc.	37,260	1,329,437
		5,075,481
Semiconductors & Semiconductor Equipment–10.66%
†Advanced Micro Devices, Inc.	64,385	7,039,856
Applied Materials, Inc.	49,967	6,585,650
Broadcom, Inc.	2,750	1,731,620
Lam Research Corp.	8,661	4,656,240
Micron Technology, Inc.	27,319	2,127,877
NVIDIA Corp.	50,099	13,670,013
QUALCOMM, Inc.	51,313	7,841,653
		43,652,909
Software–17.13%
†Adobe, Inc.	16,148	7,357,352
†Atlassian Corp. PLC Class A	3,002	882,078
†Crowdstrike Holdings, Inc. Class A	17,721	4,024,085
†Dropbox, Inc. Class A	113,783	2,645,455
†Fair Isaac Corp.	2,750	1,282,765
†Fortinet, Inc.	16,092	5,499,280
†HubSpot, Inc.	3,016	1,432,419
Intuit, Inc.	4,383	2,107,522
Microsoft Corp.	119,263	36,769,975
†ServiceNow, Inc.	11,294	6,289,515
†Zoom Video Communications, Inc. Class A	15,867	1,860,088
		70,150,534
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–7.58%
†AutoZone, Inc.	3,162	$ 6,464,962
Bath & Body Works, Inc.	16,819	803,948
Home Depot, Inc.	8,076	2,417,389
Lowe's Cos., Inc.	5,970	1,207,075
†O'Reilly Automotive, Inc.	4,469	3,061,086
Ross Stores, Inc.	44,080	3,987,477
TJX Cos., Inc.	82,197	4,979,494
Tractor Supply Co.	4,915	1,147,014
†Ulta Beauty, Inc.	11,724	4,668,731
Williams-Sonoma, Inc.	15,819	2,293,755
		31,030,931
Technology Hardware, Storage & Peripherals–11.82%
Apple, Inc.	243,656	42,544,774
HP, Inc.	44,067	1,599,632
NetApp, Inc.	51,116	4,242,628
		48,387,034
Textiles, Apparel & Luxury Goods–2.20%
†Deckers Outdoor Corp.	10,395	2,845,839
NIKE, Inc. Class B	45,681	6,146,836
		8,992,675
Tobacco–0.71%
Altria Group, Inc.	56,068	2,929,553
		2,929,553
Total Common Stock (Cost $311,173,911)		407,392,729

MONEY MARKET FUND–0.66%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.25%)	2,682,445	2,682,445
Total Money Market Fund (Cost $2,682,445)		2,682,445

TOTAL INVESTMENTS–100.15% (Cost $313,856,356)	410,075,174
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.15%)	(601,762)
NET ASSETS APPLICABLE TO 38,599,257 SHARES OUTSTANDING–100.00%	$409,473,412

† Non-income producing.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes.
LVIP Delaware U.S. Growth Fund–2

LVIP Delaware U.S. Growth Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware U.S. Growth Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$407,392,729	$—	$—	$407,392,729
Money Market Fund	2,682,445	—	—	2,682,445
Total Investments	$410,075,174	$—	$—	$410,075,174
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware U.S. Growth Fund–3